DOCUMENT AND ENTITY INFORMATION (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Sempra Energy
Entity Central Index Key	0001032208
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 16,600
Entity Common Shares Outstanding	243,290,805